Stockholders' Equity (Details) (USD $)	9 Months Ended	150 Months Ended											9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		185 Months Ended	194 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Jan. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Year from November 1, 2011 to October 31, 2012	Dec. 31, 2011 Year from November 1, 2011 to October 31, 2012	Sep. 30, 2012 Year from November 1, 2012 to October 31, 2013	Dec. 31, 2011 Year from November 1, 2012 to October 31, 2013	Sep. 30, 2012 Year from November 1, 2013 to October 31, 2014	Dec. 31, 2011 Year from November 1, 2013 to October 31, 2014	Sep. 30, 2012 November 1, 2014 and thereafter	Dec. 31, 2011 November 1, 2014 and thereafter	Sep. 30, 2012 Debentures	Dec. 31, 2011 Debentures	Aug. 31, 2010 Preferred stock director	Sep. 30, 2012 Preferred stock director Q	Dec. 31, 2011 Preferred stock director Q	Dec. 31, 2010 Preferred stock	Dec. 31, 2011 Preferred stock Q	Sep. 30, 2012 Preferred stock Q	Sep. 30, 2012 Preferred stock Minimum series	Dec. 31, 2011 Preferred stock Minimum series	Dec. 31, 2010 Common stock
Stockholders' equity
Preferred stock, shares issued	1,213,142		1,213,142	1,213,142												1,213,142	1,213,142		1,213,142	1,213,142
Preferred stock, shares outstanding	1,213,142		1,213,142	1,213,142												1,213,142	1,213,142		1,213,142	1,213,142
Preferred stock, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001												$ 10.00	$ 10.00		$ 10.00	$ 10.00
Dividend rate (as a percent)	6.00%	6.00%														6.00%	6.00%
Liquidation preference (in dollars per share)																$ 10	$ 10		$ 10	$ 10
Number of shares to be issued for each preferred stock upon conversion																0.06079	0.06079
Conversion price (in dollars per share)																$ 164.50	$ 164.50
Number of shares converted																		833,671	1,776,858	1,776,858
Number of shares issued upon conversion																							236,514
Shares reserved for future issuance upon conversion																73,747	73,747		73,747	73,747
Number of series of Preferred Stock																					1	1
Closing price of stock (in dollars per share)																					$ 246.75	$ 246.75
Percentage of the closing sales price of the entity's common stock that the conversion price must exceed in order for the preferred stock to be convertible																150.00%	150.00%
Number of trading days within 30 trading days in which the closing price of the entity's common stock must exceed the conversion price for the preferred stock to be convertible																					20 days	20 days
Number of trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days in order for the preferred stock to be convertible																30 days	30 days
Number of trading days prior to notice of automatic conversion																5 days	5 days
Number of quarters in which no preferred stock dividends have been paid																6	6		6	6
Number of Board of Directors to be elected by Preferred Stock holders if entity fails to pay dividends on Preferred Stock																2	2
Number of Board of Directors elected by the Preferred Stock holders when the entity failed to pay dividends on Preferred Stock															2
Redemption price per share (in dollars per share)					$ 10.18	$ 10.18	$ 10.12	$ 10.12	$ 10.06	$ 10.06	$ 10.00	$ 10.00
Interest rate (as a percent)													6.00%	6.00%
Debt principal amount per share, basis for exchange (in dollars per share)													$ 10	$ 10
Debt instrument, term													25 years	25 years